Acquisitions - Narrative (Details) $ in Millions, $ in Millions				3 Months Ended		7 Months Ended	9 Months Ended
	Feb. 28, 2023 CAD ($)	Aug. 31, 2022	Feb. 28, 2022 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Feb. 28, 2023 USD ($)
BP-Husky Refining LLC
Disclosure of detailed information about business combination [line items]
Agreement to purchase remaining ownership	50.00%
Total Purchase Consideration	$ 502								$ 369
Accounts Receivable and Accrued Revenues	3
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo	494
Carrying value of investment in joint ventures recognised as of acquisition date	539
Non-cash revaluation loss, before tax	33
Non-cash revaluation loss, after tax			$ 22
Non-cash revaluation loss, cumulative foreign exchange	$ 12
Integration costs				$ 10	$ 0		$ 38	$ 0
Transaction Costs				$ 2	$ 2		11	$ 2
Revenue of acquiree since acquisition date						$ 2,400
Profit (loss) of acquiree since acquisition date						$ (84)
Revenue of combined entity as if combination occurred at beginning of period							39,100
Profit (loss) of combined entity as if combination occurred at beginning of period							$ 3,300
Sunrise Oil Sands Partnership
Disclosure of detailed information about business combination [line items]
Agreement to purchase remaining ownership		50.00%